Debt, ABN Facility (Details) $ in Thousands		12 Months Ended
	Dec. 14, 2023 USD ($)	Dec. 31, 2024 USD ($) Installment	Mar. 18, 2021 USD ($)
Debt [Abstract]
Maximum ratio of debt to market value of fleet		75.00%
Minimum free liquidity per delivered vessel		$ 500
Minimum term of time charter assigned as security		12 months
ABN Facility [Member]
Debt [Abstract]
Face amount			$ 36,800
Number of payment installments | Installment		24
Frequency of periodic payment		quarterly
Installment payment		$ 615
Balloon payment payable at maturity		$ 22,040
Asset cover ratio		125.00%
Maximum ratio of debt to market value of fleet		75.00%
Minimum free liquidity per delivered vessel		$ 500
Market adjusted net assets		$ 60,000
Minimum percentage of voting rights		50.10%
Minimum term of time charter assigned as security		12 months
Basis spread on variable rate		2.50%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		tops:CompoundedSecuredOvernightFinancingRateMember
Amortization of deferred finance fees	$ 264